FAIR VALUE OF FINANCIAL INSTRUMENTS - INVESTMENTS IN EQUITY METHOD INVESTEES LEVEL 3 (Details 4) (USD $) In Thousands, unless otherwise specified	0 Months Ended	3 Months Ended	9 Months Ended
	Apr. 02, 2013	Sep. 30, 2013	Sep. 30, 2013
Contributions to equity method investees	$ 250,000
Distributions of earnings from equity method investees			(23,659)
Change in fair value of investments in equity method investees		20,645	41,741	[1]
Investments in equity method investees at fair value		358,032 [2]	358,032	[2]
Recurring Basis | Level 3 Inputs
Investments in equity method investees at fair value
Contributions to equity method investees			351,937
Distributions of earnings from equity method investees			(18,626)
Distributions of capital from equity method investees			(17,020)
Change in fair value of investments in equity method investees			41,741
Investments in equity method investees at fair value		$ 358,032	$ 358,032

[1]	Represents our historical consolidated statement of income for the nine months ended September 30, 2013 and year ended December 31, 2012.
[2]	Represents our historical consolidated balance sheet at September 30, 2013.